INSURANCE SUBSIDIARY RESTRICTIONS	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
INSURANCE SUBSIDIARY RESTRICTIONS	INSURANCE SUBSIDIARY RESTRICTIONS
As of December 31, 2022 and 2021, 97% and 99%, respectively, of the Company's cash and cash equivalents and investment securities were maintained in the Company’s insurance subsidiaries. State insurance regulations limit the types of investments an insurance company may hold in its portfolio. These limitations specify types of eligible investments, quality of investments and the percentage a particular investment may constitute of an insurance company’s portfolio.
Dividend payments to the Company by its wholly owned life insurance subsidiary are subject to annual limitations and are restricted to the lesser of 10% of policyholders’ surplus or the net statutory gain from operations before recognizing realized investment gains of the individual insurance subsidiary during the prior year. Dividend payments to the Company by its wholly-owned property and casualty insurance subsidiary are also subject to annual limitations and are restricted to the greater of 10% of policyholders’ surplus or the net statutory income before recognizing realized investment gains of the individual insurance subsidiary during the prior three years. At December 31, 2021, Frandisco Property and Casualty Insurance Company and Frandisco Life Insurance Company had a statutory surplus of $132.0 million and $96.2 million, respectively. The maximum aggregate amount of dividends these subsidiaries could pay to the Company during 2022, without prior approval of the Georgia Insurance Commissioner, was approximately $40.8 million. On November 30, 2021, the Company filed a request with the Georgia Insurance Department for approval of two separate transactions involving dividends and/or lines of credit with maximum amounts of $75.0 million from the Company’s life insurance subsidiary and $95.0 million from the Company’s property and casualty insurance company. The request was approved by the Georgia Insurance Department on January 20, 2022 for transactions on or before December 31, 2022. Effective January 20, 2022, Frandisco Life Insurance Company amended it previous unsecured revolving line of credit available to the Company for a maximum amount up to $60.0 million. Frandisco Property and Casualty Insurance Company also amended an unsecured revolving line of credit available to the Company for a maximum amount up to $60.0 million. No borrowings have been utilized on either of these lines as of December 31, 2022.
At December 31, 2022, Frandisco Property and Casualty Insurance Company and Frandisco Life Insurance Company had a statutory surplus of $147.5 million and $103.0 million, respectively. The maximum aggregate amount of dividends these subsidiaries could pay to the Company during 2023, without prior approval of the Georgia Insurance Commissioner, is approximately $46.6 million. On December 6, 2022, Management submitted a request for approval of two separate transactions involving dividends and/or lines of credit with maximum amounts of $75.0 million from Frandisco Life Insurance Company and $105.0 million from Frandisco Property and Casualty Insurance Company. The request was approved by the Georgia Insurance Department on March 16, 2023 for transactions on or before December 31, 2023. Effective March 31, 2023, Frandisco Life Insurance Company amended its previous unsecured revolving line of credit available to the Company for a maximum amount up to $105.0 million and extended the maturity date to December 31, 2026. Frandisco Property and Casualty Insurance Company also amended an unsecured revolving line of credit available to the Company for a maximum amount up to $75.0 million and extended the maturity date to December 31, 2026.